Nature of business and significant events	12 Months Ended
Jan. 03, 2021
Disclosure Of Nature Of Business Explanatory [Abstract]
Nature of business and significant events
1.	Nature of business and significant events

Betterware de México, S.A.B. de C.V. (formerly Betterware de México, S.A.P.I. de C.V.) (“Betterware”) is a direct-to-consumer selling company, focused on the home organization sector, whose product portfolio includes home organization products, kitchen utensils and appliances, food containers, and other categories of products (“home organization products”). Betterware purchases these home organization products and sells them in 9 (nine) catalogs published throughout the year. Betterware’s controlling shareholder is Campalier, S.A. de C.V. (“Campalier”).

BLSM Latino America Servicios, S.A. de C.V., (“BLSM”), which as of March 10, 2020 became a wholly-owned subsidiary of Betterware, provides administrative, technical, and operational services to Betterware (formerly a related party of Betterware).

Betterware and BLSM (hereinafter jointly referred to as the “Group” or the “Company”) are entities incorporated in Mexico that carry out their operations in Mexico. The Group’s address, registered as its office and primary place of business, is Luis Enrique Williams 549, Parque Industrial Belenes Norte, Zapopan, Jalisco, Mexico, and Zip Code 45150.

Significant events and transactions –

2020

a)	As a result of the coronavirus (COVID-19) outbreak and its recent global spread to a large number of countries, the World Health Organization classified the viral outbreak as a pandemic on March 11, 2020. Public health measures have been taken in Mexico to limit the spread of this virus, including but not limited to, social isolation and the closure of educational centers (schools and universities), commercial establishments and non-essential businesses. There is great deal of uncertainty around how this virus will evolve in Mexico, the time it will take for precautionary and / or containment measures to take effect, and the result it will have on the national economy.

The Group’s operations were not interrupted as a result of the COVID-19 pandemic, as its product lines include hygiene and cleaning solutions, which qualify as an essential activity in Mexico. The Group’s gross margin was negatively affected by the depreciation of the Mexican peso compared to the US dollar, as it acquires most of its products in US dollars. To mitigate this risk, the Company enters into forwards contracts to fix the exchange rate for future purchases in US dollars, which has allowed it to partially reduce the effects of the exchange rate due to the COVID-19 pandemic.

The Group has a proven track record of performance and a clear and executable growth plan, which includes expansion in current geographies and categories, as well as the addition of new markets and product extensions, all supported by a strong infrastructure deeply rooted in business intelligence.

The Company maintains sufficient liquidity to comply with its contractual obligations as a result of having financing sources, in addition, the payment conditions of its clients are maintained between 14 and 28 days, while the payment conditions to its suppliers are 120 days.

b)	On March 10, 2020, Betterware’s legal name changed from Betterware de México, S.A. de C.V. to Betterware de México, S.A.P.I. de C.V. On August 5, 2019, Betterware and DD3 Acquisition Corp. (“DD3”, a publicly listed entity in the US and whose shares traded on the Nasdaq Capital Market (“Nasdaq”)), announced they had entered into a business combination agreement. As part of this transaction, DD3 would merge into Betterware through an exchange of shares with their respective shareholders and Betterware would survive as the acquiror. BLSM would become a wholly-owned subsidiary of Betterware. The transaction closed on March 13, 2020, and as a result, all Betterware shares that were issued and outstanding immediately prior to the closing date were canceled and new shares were issued. This transaction was accounted as a capital reorganization, whereby Betterware issued shares to the DD3 shareholders and obtained US$ 22,767 (Ps. 498,445) in cash through the acquisition of DD3 and, simultaneously settled liabilities and related transaction costs on that date, for net cash earnings of US$ 7,519 (Ps. 181,734) on such date. In addition, Betterware assumed the obligation of the warrants issued by DD3 (see description below), a liability inherent to the transaction, equivalent to the fair value of Ps. 55,810 of the warrants. No other assets or liabilities were transferred as part of the transaction that required adjustment to fair value as a result of the acquisition. On the same date, 2,040,000 Betterware shares, that were offered for subscription and payment under its initial public offering on Nasdaq, were subscribed and paid for by different investors. As of the closing date, BLSM is a fully-owned subsidiary of Betterware. The acquisition by Betterware of BLSM was considered a common control transaction and accounted for as a pooling of interests, whereby the historical values of BLSM’s assets and liabilities where the same before and after. As a result of the transaction, Betterware’s original shareholders held 87.7% of the total outstanding shares; DD3 shareholders obtained a 6.4% stake, and investors under the Nasdaq listing, a 5.9% shake. After the closing date, Betterware had 34,451,020 issued and outstanding shares.

c)	On March 10, 2020 and as a result of the aforementioned transaction, the warrants that DD3 had issued were automatically converted into warrants for the purchase of a total of 5,804,125 Betterware shares. Such warrants were exercised in accordance with the terms of the warrant agreement governing those securities, which also considered the option to purchase 250,000 units that automatically became an option to to issue 250,000 Betterware shares and warrants to buy 250,000 additional Betterware shares. This purchase option of units resulted in the issuance of 214,020 Betterware shares, which were excercised on a cashless basis. Warrants could be exercised starting on April 12, 2020 and expired on November 9, 2020 (see Note 1.f). The exercise price of the warrants was US$ 11.50 per share, adjusted by dividends paid that exceeded US$ 0.50 per share within a year, resulting in an exercise price of US$ 11.44.

As warrants and securities purchase options (and underlying securities) were exercised in the 53-week period ended January 3, 2021, additional Betterware shares were issued, resulting in a dilution for Betterware shareholders and increasing the number of Betterware shares eligible for resale in the public market (see Note 23).

d)	On July 30, 2020, Betterware awarded a long-term share-based incentive plan with certain officers and directors (“Incentive Plan”). The purpose of the Incentive Plan is to provide eligible officers and directors with the opportunity to receive share-based incentives to encourage them to contribute significantly to the growth of the Group and to align the economic interests of those individuals with those of the shareholders. The delivery of certain shares to the executives and directors was agreed and approved by the Board of Directors. The Incentive Plan is aligned with the shareholders’ interest in terms of the management capacity to obtain operating results that potentially benefit the share price; if the established results are achieved, it will cause a gradual delivery of shares over a period of 4 to 5 years (see Note 22).

e)	On July 14, 2020, Betterware’s legal name changed from Betterware de México, S.A.P.I. de C.V. to Betterware de México, S.A.B. de C.V.

f)	On August 28, 2020, the Company filed a Registration Statement on Form F-1 with the SEC in order to (i) register the warrants that were protected under the Registration Rights Agreement, and (ii) modify the Registration Declaration on Form F-4 that had been filed with the SEC on January 22, 2020. In the terms established in the Registration Declaration, it was effective on September 11, 2020. The registration of Form F-1 triggered the investors rights to exercise their warrants on a cash basis.

g)	On October 8, 2020, the Company announced that, based on the agreements reached at the Ordinary General Shareholders’ meeting held on October 2, 2020, it would carry out the redemption of all outstanding warrants for the purchase of shares of the Group. As a result of the redemption, a “cashless” exercise of the warrants was considered for an exercise price of US$ 11.44 per share, expiring on November 9, 2020, with which the warrant holders would receive 0.37 shares of the Company for each warrant that was redeemed.

h)	On December 14, 2020, Betterware and Promotora Forteza, S.A. de C.V. (“Forteza”, and one of Betterware’s shareholder), entered into a merger agreement pursuant to which Forteza agreed to merge with and into Betterware, surviving Betterware as the acquiror. On December 16, 2020, the merger was completed. Consequently, considering that Forteza was a Betterware shareholder, the number of Betterware shares were delivered to Forteza’s shareholders in proportion to their shareholding in Betterware, without implying an increase in Betterware’s share capital or in the total number of outstanding shares of the Company. The net effects of the merger was an increase in equity of Ps. 4,724.

2019

i)	During August 2019, the Group started building a distribution center which will be completed in the first quarter of 2021. As of January 3, 2021 and December 31, 2019, payments related to this construction amounted to Ps. 508,958 and Ps. 165,000, respectively. The total investment amounted Ps. 673,958.